Victory INCORE Investment Grade Convertible Fund
Victory INCORE Investment Grade Convertible Fund
Investment Objective
The Fund seeks to provide a high level of current income together with long-term capital appreciation.
Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional, in Investing with the Victory Funds on page 19 of the Fund's Prospectus and in Appendix A - Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries. You may also find information about these discounts in Additional Purchase, Exchange and Redemption Information on page 41 of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees (paid directly from your investment)
Shareholder Fees - Victory INCORE Investment Grade Convertible Fund	Class A		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	2.00%		none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	none	[1]	none
[1]	A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 12 months of purchase. For additional information, see the section entitled Choosing a Share Class.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Victory INCORE Investment Grade Convertible Fund	Class A	Class I
Management Fees	0.75%	0.75%
Distribution (12b-1) Fees	0.25%	none
Other Expenses	0.30%	0.19%
Total Annual Fund Operating Expenses	1.30%	0.94%

Example:

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The amounts shown reflect the fee waiver/expense reimbursement in place through the expiration date. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Victory INCORE Investment Grade Convertible Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	330	604	899	1,736
Class I	96	300	520	1,155

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover will generally indicate higher transaction costs, resulting in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 39% of the average value of its portfolio.

Principal Investment Strategy

The Adviser pursues the Fund's investment objective by investing primarily in securities convertible into common stocks, such as convertible bonds, convertible notes, and convertible preferred stocks. The Fund may invest in equity securities of foreign companies traded on U.S. exchanges, including American Depositary Receipts and Global Depositary Receipts (ADRs and GDRs).

Under normal circumstances, the Fund will invest at least 80% of its assets in investment grade securities convertible into common stock and synthetic convertible securities, which are derivative positions composed of two or more securities with investment characteristics that, when taken together, resemble those of traditional convertible securities.

The Fund may invest up to 20% of its net assets in below-investment-grade securities (sometimes referred to as "junk bonds") if the Adviser believes that the positive qualities of the security justify the potential risk. These securities are rated Ba, B, Caa, or lower by Moody's and BB, B, CCC or lower by S&P. The Fund also may purchase unrated securities with similar characteristics.

The Adviser employs a bottom-up research process by identifying convertible securities that possess strong underlying equity potential, high quality financial characteristics and the opportunity for solid total return over a 12-18 month time horizon. The Adviser may sell a security when the underlying equity valuation changes due to a price change or change in fundamentals of the company, the underlying fixed income component has deteriorated or the convertible characteristics have changed.

Principal Risks

The Fund's investments are subject to the following principal risks:

  Convertible Securities Risk. Convertible securities rank senior to the issuer's common stock, but may be subordinate to senior debt obligations. In part, the total return for a convertible security may depend upon the performance of the underlying stock into which it can be converted. Synthetic convertibles may respond differently to market fluctuations than traditional convertible securities. They are also subject to counterparty risk.
  Debt Securities Risk. The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.
  Equity Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. A company's earnings or dividends may not increase as expected. Price changes may be temporary or last for extended periods.
  Foreign Securities Risk. Foreign securities (including ADRs and GDRs) could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.
  High-Yield/Junk Bond Risk. Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.
  Interest Rate Risk. Interest rates may rise or the rate of inflation may increase, impacting the value of investments in fixed income securities. A debt issuer’s credit quality may be downgraded or an issuer may default. Interest rates may fluctuate due to changes in governmental fiscal policy initiatives and resulting market reaction to those initiatives.
  Liquidity Risk. Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. Adverse market or economic conditions, including rising interest rates, may adversely affect the liquidity of the Fund’s investments and may lead to increased redemptions. In addition, the Fund, by itself or together with other accounts managed by the Adviser may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Illiquid securities and relatively less liquid securities may also be difficult to value. Over recent years, the capacity of dealers to make markets in fixed income securities has been outpaced by the growth in the size of the fixed income markets. Liquidity risk may be magnified in a rising interest rate environment or when investor redemptions from fixed income funds may be higher than normal due to the increased supply in the market that would result from selling activity.
  Management Risk. The Adviser may not execute the Fund's principal investment strategy effectively.

You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Investment Performance

The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. The table compares the Fund’s average annual total returns of the Fund's share classes, including applicable maximum sales charges, over the same period to a broad measure of market performance. We assume reinvestment of dividends and distributions.

Performance data for the classes varies based on differences in their fee and expense structures. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com.

Calendar Year Returns for Class A Shares (Applicable sales loads or account fees are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.)

Highest Quarter	14.05% (quarter ended June 30, 2009)
Lowest Quarter	-19.04% (quarter ended September 30, 2008)

Average Annual Total Returns (For the Periods ended December 31, 2017)
Average Annual Returns - Victory INCORE Investment Grade Convertible Fund		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A		16.08%	10.26%	5.12%
Class I		18.92%	11.19%	5.75%
After Taxes on Distributions | Class A		14.64%	9.30%	4.13%
After Taxes on Distributions and Sale of Fund Shares | Class A		9.21%	7.71%	3.60%
ICE BofAML Investment Grade U.S. Convertible 5% Constrained Index Index returns reflect no deduction for fees, expenses, or taxes.	[1]	18.58%	12.29%
ICE BofAML All Investment Grade U.S. Convertibles Index Index returns reflect no deduction for fees, expenses, or taxes.		20.99%	14.57%	7.08%
[1]	The Fund has selected the ICE BofAML Investment Grade U.S. Convertible 5% Constrained Index as its principal benchmark in place of the BAML All Investment Grade U.S. Convertible Index ("All Convertibles Index") because the Adviser believes it is a more appropriate index for comparison purposes given the Fund's investment strategy. Inception date of the ICE BofAML Investment Grade U.S. Convertible 5% Constrained Index is January 1, 2012.

After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one share class. The after-tax returns for other classes will vary.